Information about Operating Results and Assets for Each Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales:
Net sales	¥ 3,727,252	¥ 3,731,380	¥ 3,479,788
Operating cost and expenses	3,363,763	3,394,103	3,155,932
Operating profit	363,489	337,277	323,856
Total assets	4,460,618	4,242,710	3,955,503
Depreciation and amortization	263,480	275,173	258,133
Capital expenditures	224,760	227,478	306,661
External Customers
Net sales:
Net sales	3,727,252	3,731,380	3,479,788
Office Business Unit
Net sales:
Net sales	2,078,732	2,000,073	1,757,575
Operating cost and expenses	1,786,675	1,733,165	1,553,997
Operating profit	292,057	266,908	203,578
Total assets	1,025,499	954,803	927,543
Depreciation and amortization	87,058	88,344	77,660
Capital expenditures	69,704	54,644	58,402
Office Business Unit | External Customers
Net sales:
Net sales	2,075,788	1,993,898	1,751,960
Office Business Unit | Intersegment Eliminations
Net sales:
Net sales	2,944	6,175	5,615
Imaging System Business Unit
Net sales:
Net sales	1,343,194	1,448,938	1,405,971
Operating cost and expenses	1,148,593	1,245,144	1,195,653
Operating profit	194,601	203,794	210,318
Total assets	517,524	584,856	614,328
Depreciation and amortization	53,912	56,564	53,664
Capital expenditures	31,124	44,112	58,142
Imaging System Business Unit | External Customers
Net sales:
Net sales	1,342,501	1,448,186	1,404,394
Imaging System Business Unit | Intersegment Eliminations
Net sales:
Net sales	693	752	1,577
Industry and Others Business Unit
Net sales:
Net sales	398,765	374,870	407,840
Operating cost and expenses	420,566	400,201	401,930
Operating profit	(21,801)	(25,331)	5,910
Total assets	342,695	328,202	337,899
Depreciation and amortization	37,544	37,072	34,264
Capital expenditures	15,976	27,040	44,086
Industry and Others Business Unit | External Customers
Net sales:
Net sales	308,963	289,296	323,434
Industry and Others Business Unit | Intersegment Eliminations
Net sales:
Net sales	89,802	85,574	84,406
Corporate and eliminations
Net sales:
Net sales	(93,439)	(92,501)	(91,598)
Operating cost and expenses	7,929	15,593	4,352
Operating profit	(101,368)	(108,094)	(95,950)
Total assets	2,574,900	2,374,849	2,075,733
Depreciation and amortization	84,966	93,193	92,545
Capital expenditures	107,956	101,682	146,031
Corporate and eliminations | Intersegment Eliminations
Net sales:
Net sales	¥ (93,439)	¥ (92,501)	¥ (91,598)